                                                                  Toron, Inc.

                                                                  1207 Royal York Road

                                                                  Toronto, ON,

                                                                  Canada M9A 4B5

October 5, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington D.C. 20549

Re: Toron, Inc.

Attention Scott M. Anderegg

We are writing in response to your comments

Prospectus Cover Page

1.

Please expand the first paragraph to also indicate that you are a development stage company without products or services and no revenues.

We have added the following sentence to the prospectus cover page.

.”We are a development stage company currently without products, services, and we have not produced any revenues to date.”

2.

Revise the last sentence of the first paragraph to indicate that your shares will sell at $0.04 per share until "such time as your shares may be quoted" or similar 'language.

 We have revised this sentence to reflect the following disclosure.

             “The selling shareholders will sell their shares at $0.04 per share until such time as the shares may be quoted on the Over-the-Counter

               Bulletin Board (OTCBB), other exchange or Over-the-Counter Market,

               and thereafter at prevailing market prices or privately negotiated prices.”

Prospectus Summary, page 5

3.

We note your revision regarding your website construction and our anticipated completion date of August 31. Please advise us of your current .status, including whether you have contracted with your intended website host.

We have revised this section and other sections throughout the document to reflect the following disclosure.

“Our website was posted online on October 5, 2010, and was built for us and hosted by sitedudes.com”

Significant Employees and Consultants, page 17

 4. Please also indicate whether you have any significant consultants.

            We have revised this section with the following disclosure.

            “We have no significant consultants other than sitedudes.com of Toronto

            Ontario, who has designed, built and now hosts our website.

            We have no written agreement with sitedudes.com. We registered with sitedudes.com via telephone and provided credit card information to them, and are billed on a monthly basis for the hosting and web design of our website.”

         Organization Within Last Five Years, page 20,

5.

Revise your second paragraph to delete the reference to "begin revenue producing activities" since you do not have any assurance in that regard.

We have deleted this reference from this section.

Overview, page 21

6.

Delete the reference to Google in the third paragraph as their activity is not relevant to you.

 We have deleted the reference to Google from this section

7.   Please expand your fourth paragraph to indicate whether you currently own or control the "sets" of names that you reference. If so, indicate the number. In this regard, we note your reference to having access to over 300 domain names in the next section. Please expand your discussion to explain your access.

We have revised this section with the following disclosure.

“We control in excess of 300 domain names for resale that were received from Danby Technologies via verbal agreement, acquired these domain names and owns these domain names. We will receive a 35% commission from any sales of these domain names.  These domain names have been listed for resale on our website and have approximately 15 sets of domain names (a domain with more than one extension) included in the domains that we control. It should also be noted that Danby Technologies is not a shareholder, either directly or indirectly and has no affiliation with the Company other than the original purchase agreement of December 2009, and the verbal agreement to list their internet domains.”

Products and Services, page 21

8. We note your response to comment two in our letter dated July 17, 2010. We continue to believe your reference to "full featured and fully integrated" does not provide enough information to be informative. Please provide additional detail regarding the meaning and use to a user of your website.

 We have added further explanation to this section

9. We note your response to comment three in our letter dated July 17, 2010. In addition to your references to exhibits 10.2, 10.3 and 10.4, please provide a discussion of the material terms of each contract in the, relevant sections. In addition, Indicate for each such contract the significance of your being granted this reseller status. Were you required to meet any minimum standard or is such status generally available to any applicant?

     We were not required to meet any minimum standard with respect to the reseller agreement as such agreements are generally available to anyone who applies. Additionally, we have added further discussion to each section where a reseller agreement applies.

             AVG Products, page 25

10. Please describe the security products you intend to sell. In this regard, please discuss why customers would access you’re your site to purchase these products.

              AVG products comprise of Anti Virus, Anti Spyware and Anti

             Malware. We have decided to include AVG products on our

             website as a convenience to prospective customers as well as adding a potential revenue stream.

11. As Previously requested please discuss your pricing structure, including how you determine prices, whether fixed or negotiated, range of prices and the basis for payment for your all of your. proposed operations.

We have added a section in the prospectus named “Pricing of Our Services” Page, 25

“With respect to pricing of our products and services, domains that are listed for resale will be subject to negotiated prices between buyer and seller and we will receive a 35% commission on the gross proceeds. New domains that are purchased will be at a fixed price and prices will be set at our discretion, the same as if purchased directly from the domain registrar, and in turn we are paid the difference between the price we sell the product for and the price our service provider charges us for acting as a reseller. AVG security products will be available at a fixed price and AVG will pay us a commission of up to 25% for acting as a reseller. ”

Yours Truly,

/s/ Ljubisa Vujovic

Ljubisa Vujovic, President, CEO

Toron Inc.